Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	0.60%	0.50%
Accumulated other comprehensive loss from currency forward and option transactions	$ 333,000
Accumulated other comprehensive loss from currency forward and option transactions, tax	63,000
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	1,187,000	1,057,000	667,000
Marketing expenses	5,896,000	5,155,000	3,723,000
Dividends declared or paid	0
Antidilutive securities excluded from computation of earnings per share, amount	437,176	17,062,890	2,016,995
Changes in fair value of warrants to purchase preferred shares	4,309,000	1,446,000	176,000
Foreign Exchange Contract
Significant Accounting Policies [Line Items]
Notional amounts	10,450,000
United States
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	60.00%
Maximum annual contribution per employee	17,500
Matching contribution expense	544,000	372,000	237,000
United States | Maximum
Significant Accounting Policies [Line Items]
Maximum employer's annual contribution per employee	9,800
United States | Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 23,000
United States | First 3% of Employee Contribution
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
United States | Next 2% of Employee Contribution
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%